Derivative financial instruments (Fair Values of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 243,421	¥ 366,811
Counterparty netting	(84,883)	(116,174)
Collateral received	(60,021)	(65,810)
Carrying value of derivative assets	98,517	184,827
Total derivative liabilities	(245,457)	(244,287)
Counterparty netting	84,883	116,174
Collateral posted	122,231	94,953
Carrying value of derivative liabilities	(38,343)	(33,160)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	230,238	327,722
Derivative liabilities	(225,474)	(223,120)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	61,946	96,996
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	168,292	230,726
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(67,091)	(42,404)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(158,383)	(180,716)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	12,521	34,718
Derivative liabilities	(19,919)	(21,167)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	12,357	34,290
Foreign exchange forward and option contracts | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	164	428
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(19,919)	(21,167)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	662	4,371
Derivative liabilities	(64)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	662	¥ 4,371
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	¥ (64)